CLAIMS AND LAWSUITS (Tables)	3 Months Ended
Mar. 31, 2012
CLAIMS AND LAWSUITS
Reconciliations Of Legal Settlements And Related Costs

	Balances at Beginning of Period	Litigation and Investigation Costs	Cash Payments	Balances at End of Period

Three Months Ended March 31, 2012
Continuing operations	$49	$2	$(10)	$41
Discontinued operations	17	0	0	17
	$66	$2	$(10)	$58

Three Months Ended March 31, 2011
Continuing operations	$30	$11	$(6)	$35
Discontinued operations	0	0	0	0
	$30	$11	$(6)	$35